Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to issue.

On August 1, 2022, we closed a Membership Interest Purchase Agreement, (the “MIPA”), with Jorgan Development, LLC, a Louisiana limited liability company ("Jorgan") and JBAH Holdings, LLC, a Texas limited liability company ("JBAH" and, together with Jorgan, the "Sellers"), as the equity holders of Silver Fuels Delhi, LLC, a Louisiana limited liability company ("SFD") and White Claw Colorado City, LLC, a Texas limited liability company ("WCCC" ) whereby, the Company acquired all of the issued and outstanding membership interests in each of SFD and WCCC (the “Membership Interests”), making SFD and WCCC wholly owned subsidiaries of the Company. The purchase price for the Membership Interests is approximately $37.4 million, subject to post-closing adjustments, payable by the Company in a combination of 3,009,552 shares of the Company’s common stock, amount equal to 19.99% of the number of issued and outstanding shares of the Company’s common stock immediately prior to issuance, a secured three-year promissory notes made by the Company in favor of the Sellers, and the assumption of certain liabilities of SFD and WCCC. The shares of the Company’s common stock and the Notes will have an aggregate value of approximately $32,942,939.

Sellers have entered into 18-month lock-up agreements at closing with regard to the 3,009,552 common shares issued for consideration for the Membership Interests.

Under the MIPA, the Company has committed to make a payment to the Sellers on or before the 18-month anniversary of the closing date in the amount of $16,471,469 whether in cash or unrestricted common stock.

In the event of a breach of the terms of the MIPA, the Notes, or the Pledge Agreement, the sole and exclusive remedy of the parties will be to unwind the MIPA transaction.

The principal amount of the Notes, together with any and all accrued and unpaid interest thereon, will be paid to the Sellers on a monthly basis in an amount equal to the Monthly Free Cash Flow continuing thereafter on the twentieth (20th) calendar day of each calendar month thereafter. Monthly Free Cash Flow means cash proceeds received by SFD and WCCC from its operations minus any capital expenditures (including, but not limited to, maintenance capital expenditures and expenditures for personal protective equipment, additions to the land/current facilities and pipeline connections) and any payments on capital lease obligations of SFD and WCCC.

In conjunction with the closing under the MIPA, SFD, WCCC and the Company will enter into a Shared Services Agreement with Endeavor Crude, LLC, a Texas limited liability company affiliated with the Sellers (“Endeavor”), under which Endeavor will provide certain operating and administrative services to SFD and WCCC.

In conjunction with the closing we entered into a Master Netting Agreement, hereto (the “Netting Agreement”), with Jorgan, JBAH, Endeavor and White Claw Crude, LLC under which all amounts as a result of all Contracts during a given calendar month shall be netted against all amounts owed as a result of all contracts and the resulting net amount shall be payable. The Netting Agreement includes contracts such as the MIPA, the Notes, any pledge agreements, the Shared Services Agreement, the Crude Petroleum Supply Agreement dated January 1, 2021, by and between WC Crude and SFD, as amended, and the Oil Storage Agreement dated January 1, 2021, by and between WC Crude, as Shipper, and WCCC, as Operator, as amended.

In the acquisition of WCCC we also acquired WCC’s Oil Storage Agreement with WC Crude, under which WC Crude has the right, subject to the payment of service and maintenance fees, to store volumes of crude oil and other liquid hydrcarbons at a certain crude oil and liquid hydrocarbon receipt, storage, blending, throughput and delivery terminal operated by WCCC, which expires on December 31, 2031.

In the acquisition of SFD, we acquired a Crude Petroleum Supply Agreement with WC Crude (the “Supply Agreement”), under which WC Crude supplies volumes of Crude Petroleum to SFD. WC Crude and SFD will be entered into an amendment to the Supply Agreement, in conjunction with the closing under the MIPA, which provides for the delivery to SFD a minimum of 1,000 sourced barrels per day, and includes a guarantee that when SFD resells these barrels, if SFD does not make at least a $5.00 per barrel margin that WC Crude will pay to SFD the difference between the sales price and $5.00 per barrel In the event that SFD makes more than $5.00 per barrel, SFD will pay WC Crude a profit sharing payment in the amount equal to 10% of the excess price over $5.00 per barrel, which amount will be multiplied by the number of barrels associated with the sale. The Supply Agreement, as amended, will remain in effect through and including December 31,2031.

In the acquisition of SFD, we acquired a crude oil gathering, storage, and transportation facility located on approximately 9.3 acres near Delhi, Louisiana, along with its existing sales agreements, where a subsidiary of a large NYSE traded energy company is obligated to purchase blended crude oil from SFD in amounts up to 60,000 barrels per month. With prior approval, SFD is eligible to sell to the Purchaser amounts greater than 60,000 barrels of crude oil per month. In the acquisition of WCCC, we acquired a 120,000 barrel crude oil storage tank, in the heart of the Permian Basin, located near Colorado City, Texas. The storage tank is presently connected to the Lotus pipeline system

Subsequent to June 30, 2022, VWFI has raised $430,000 in conjunction with the $25,000,000 private placement offering to sell convertible promissory notes, which convert to VWFI LLC units, to accredited investors to raise funds to manufacture equipment that manufacture RPC Series B. Subsequent to June 30, 2022, VWFI has also converted $30,000 of convertible debt into VWFI LLC units.